Taxation - Additional Information (Detail) - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2021	Jun. 30, 2020
Disclosure Of Income Taxes [Line Items]
Tax benefit (expense)	$ 289	$ 16	$ 1,883	$ 63
Investments accounted for using equity method [member]
Disclosure Of Income Taxes [Line Items]
Tax benefit (expense)	$ 262		$ 1,800